Income Taxes (Combined effects of income tax expense exemption and reduction) (Details) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Income Taxes [Abstract]
Preferential tax rate effect	$ 6,633	41,157	38,534	6,281
Basic net income per share effect	$ 0.01	0.07	0.06	0.01